Disaggregated Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Disaggregated Revenues [Abstract]
Schedule of Company’s Breakdown of Revenues

Information for the Company’s breakdown of revenues by service type for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025
Freight forwarding services
– Air freight	$138,683,827	$85,621,326	$52,236,937
– Ocean freight	1,336,418	1,509,863	841,734
Subtotal	140,020,245	87,131,189	53,078,671
Ancillary logistic services	224	35,280	72,413
Total	$140,020,469	$87,166,469	$53,151,084

Information for the Company’s breakdown of revenues from freight forwarding services for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025
Export shipments
– Air	$138,665,566	$85,613,133	$52,234,196
– Ocean	1,314,374	1,503,045	839,416
Subtotal	139,979,940	87,116,178	53,073,612

Import shipments
– Air	$18,261	$8,193	$2,741
– Ocean	22,044	6,818	2,318
Subtotal	40,305	15,011	5,059

Total	$140,020,245	$87,131,189	$53,078,671

Information for the Company’s breakdown of revenues by types of customers for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025
Freight forwarders	$139,475,411	$86,762,856	$52,864,407
Direct customers	545,058	403,613	286,677
Total	$140,020,469	$87,166,469	$53,151,084

Schedule of Company’s Breakdown of Export Revenue Destination

Information for the Company’s breakdown of export revenue destination for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023		2024		2025
United States	$122,275,056	87.35%	$61,745,629	70.88%	$37,762,127	71.14%
United Kingdom	3,725,207	2.66%	6,012,265	6.90%	3,704,292	6.98%
The Netherlands	7,703,309	5.50%	6,401,024	7.35%	2,848,598	5.37%
Others (Note)	6,276,368	4.49%	12,957,260	14.87%	8,758,595	16.51%
Total export revenue	$139,979,940	100%	$87,116,178	100%	$53,073,612	100%